Asset Impairment (Details) (USD $)	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014 aircraft engine	Sep. 30, 2014 engine aircraft	Sep. 30, 2013 Predecessor	May 13, 2014 Predecessor aircraft engine	Sep. 30, 2013 Predecessor	Sep. 30, 2013 Predecessor Flight equipment held for use aircraft	Sep. 30, 2013 Predecessor Flight equipment held for use aircraft	Sep. 30, 2013 Predecessor Aircraft likely to be sold or sold aircraft	May 13, 2014 Predecessor Aircraft likely to be sold or sold aircraft	Sep. 30, 2013 Predecessor Aircraft likely to be sold or sold aircraft	Sep. 30, 2013 Predecessor Aircraft intended to be or designated for part-out aircraft engine	May 13, 2014 Predecessor Aircraft intended to be or designated for part-out engine aircraft	Sep. 30, 2013 Predecessor Aircraft intended to be or designated for part-out aircraft engine
Impairment charges on flight equipment
Aircraft Impaired or Adjusted	1			12				3	3	18	6	9	19
Impairment Charges and Fair Value Adjustments			$ 57,500,000	$ 49,200,000	$ 185,100,000			$ 8,500,000	$ 21,200,000	$ 87,300,000	$ 49,000,000	$ 28,000,000	$ 97,800,000
Engines impaired or adjusted	2	3		3							2	4	6
Aircraft impaired or adjusted twice												4	1
Aircraft Impaired or Adjusted						36	40
Impairment Charges and Fair Value Adjustments			1,104,600,000	0	1,139,900,000	1,104,600,000	1,139,800,000
Aircraft Impaired or Adjusted	1	1				45	77
Total impairment Charges and Fair Value Adjustments	$ 1,584,000	$ 1,871,000	$ 1,162,112,000 [1]	$ 49,247,000 [2]	$ 1,324,937,000 [2]
Number of aircraft reclassified into flight equipment held for sale when held for sale criteria met										11
Number of aircraft transferred to flight equipment held for sale when criteria of flight equipment held for sale was met sold during year										10

[1]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $1,104.6 million and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $57.5 million for the three months ended September 30, 2013 in the Predecessor financial statements.
[2]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 and $1,139.9 million for the period beginning January 1, 2014 and ending May 13, 2014, and nine months ended September 30, 2013, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $49.2 million and $185.1 million for the period beginning January 1, 2014 and ending May 13, 2014 and nine months ended September 30, 2013, respectively, in the Predecessor financial statements.